Employee Benefit Plans (Summary of Changes in Benefit Obligations of Defined Benefit Plan Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits and Share-based Compensation, Noncash [Abstract]
Benefit obligation, beginning of year	$ 1,023	$ 923
Service cost	121	62
Interest cost	43	38
Benefit obligation, end of year	$ 1,187	$ 1,023